9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Property, equipment and leasehold improvements are summarized as follows:

	December 31,
	2018	2017
	RMB	RMB

Buildings and leasehold improvements	1,422,015	1,419,535
Furniture and fixtures	67,170	67,422
Equipment	114,067	114,067
Company automobiles	902	5,115
Total	1,604,154	1,606,139

Less: Accumulated depreciation and amortization	(303,040)	(255,281)
Property, equipment and leasehold improvements, net	1,301,114	1,350,858

Depreciation and amortization expense for the continuing operations were approximately RMB52,686, RMB54,478 and RMB59,391 for the years ended December 31, 2018, 2017 and 2016, respectively.

The following schedule provides an analysis of Fincera’s investment in property on operating leases and hotel business by major classes as of December 31, 2018 and 2017:

	December 31,	December 31,
	2018	2017
	RMB	RMB

Buildings and leasehold improvements	1,338,773	1,338,773
Equipment	107,453	107,453
Total	1,446,226	1,446,226

Less: Accumulated depreciation and amortization	(232,062)	(190,054)
Total	1,214,164	1,256,172

The building and leasehold improvements and equipment were partially pledged as collateral for bank borrowings as of December 31, 2018 and 2017 (See Note 11).